Consolidated Statements of Redeemable Convertible Preferred Shares and Shareholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares	Jun. 30, 2013 Accumulated Other Comprehensive Income (loss)	Dec. 31, 2012 Accumulated Other Comprehensive Income (loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (loss)
Issuance of shares, value per share	$ 3.09	$ 3.50
Issuance of shares, issuance costs	$ 851	$ 1,013
Foreign currency translation adjustments, tax			$ 0	$ 0	$ 0	$ 0